SCHEDULE OF CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Contract liabilities	$ 4,796	$ 37,410	$ 45,264
Other payables	4,612	35,975	32,597
Interest payables	1,583	12,344	22,024
Total	6,195	48,320	54,621
Construction [Member]
Contract liabilities	4,650	36,269	44,002
Product [Member]
Contract liabilities	$ 146	$ 1,141	$ 1,262